Equity - Text Details (Detail) - EUR (€) € / shares in Units, € in Millions			1 Months Ended	3 Months Ended	12 Months Ended
		Dec. 31, 2022	Jan. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Oct. 31, 2022	Oct. 26, 2022	Sep. 30, 2022	Jun. 13, 2022	Nov. 23, 2021	Sep. 30, 2021	Jul. 26, 2021	Dec. 31, 2019	Jan. 29, 2019
Equity [Line Items]
Number of shares authorised		2,000,000,000		2,000,000,000	2,000,000,000	2,000,000,000	2,000,000,000
Notional amount		€ 500			€ 500			€ 101		€ 200
Number of shares purchased through forward contracts		3,200,000		2,000,000	3,200,000	2,000,000			1,750,000
Forward price for unsettled (open) forward contracts		€ 19.75		€ 44.85	€ 19.75	€ 44.85	€ 34.85
Increase (Decrease) retained earnings connected to long-term incentive		€ 57			€ 57	€ 61
Purchase of treasury shares					€ 24	757	€ 130
The number of shares bought back after selling (unwinding) of options					392,445
Reduction of treasury shares					8,800,000
Cancellation of treasury shares					€ 299
Borrowings		€ 8,201		€ 6,980	€ 8,201	€ 6,980	€ 6,934	€ 1,000
Percentage of shareholders electing share dividend					45.00%
Number of shares issued		14,174,568			14,174,568		18,080,198
Settlement of cash dividend					€ 411
Dividends paid, ordinary shares per share	[1]				€ 0.85	€ 0.85	€ 0.85
Dividends paid, ordinary shares							€ 758
Shareholder equity subject to limitations		€ 3,054		1,947	€ 3,054	€ 1,947
Shareholder Equity Subject To Limitations Ordinary Shares		178		177	178	177
Legal reserves required by Dutch law		1,010		654	1,010	654
Equity		13,283		14,475	13,283	14,475	11,901								€ 12,625
Currency translation differences				1,117		1,117
Purchase forward contracts [Member]
Equity [Line Items]
Notional amount		€ 211		€ 203	€ 211	€ 203	€ 174				€ 63	€ 90
Share buyback program [Member]
Equity [Line Items]
Borrowings														€ 1,500		€ 1,500
Euro [Member]
Equity [Line Items]
Number of call options unwound		239,880			239,880
Number of options outstanding		55,750			55,750
US Dollar [Member]
Equity [Line Items]
Number of call options unwound		152,565			152,565
Ordinary shares [member]
Equity [Line Items]
Number of shares authorised		2,000,000,000		2,000,000,000	2,000,000,000	2,000,000,000	2,000,000,000
Number of shares issued and fully paid		889,315,082		883,898,969	889,315,082	883,898,969	911,053,001
Par value per share		€ 0.2			€ 0.2
Treasury shares [member]
Equity [Line Items]
Purchase of treasury shares					€ 24	€ 758	€ 130
Cancellation of treasury shares					299	1,228	152
Equity		€ (275)		€ (476)	(275)	€ (476)	€ (199)								(201)
Treasury shares [member] | Euro [Member]
Equity [Line Items]
Cash outflow for share purchase transactions related to employee option and share plans and reduction of share capital					187
Cash inflow for settlement of share-based compensation plans					€ 12
Share repurchase LTI [Member]
Equity [Line Items]
Number of treasury shares		3,200,000			3,200,000
Share repurchase LTI [Member] | Performance share plans [Member]
Equity [Line Items]
Number of shares purchased through forward contracts		7,000,000			7,000,000
Share repurchase LTI 2021 [Member]
Equity [Line Items]
Number of treasury shares				2,000,000		2,000,000
Share repurchase LTI 2021 [Member] | Performance share plans [Member]
Equity [Line Items]
Number of shares purchased through forward contracts				5,500,000		5,500,000
Share repurchase LTI 2020 [Member]
Equity [Line Items]
Number of treasury shares							6,000,000
Share repurchase LTI 2022 [Member]
Equity [Line Items]
Number of treasury shares		3,300,000			3,300,000
Share repurchase program [member]
Equity [Line Items]
Number of treasury shares		2,200,000		1,500,000	2,200,000	1,500,000
Notional amount		€ 83		€ 781	€ 83	€ 781
Purchase of treasury shares						1,500
Purchase of treasury shares, number of			800,000	21,000,000
Forward share repurchase contracts [Member]
Equity [Line Items]
Number of treasury shares													20,000,000
Notional amount													€ 731
Forward price for unsettled (open) forward contracts													€ 37.36
Purchased call options [member]
Equity [Line Items]
Additional cash payment for call options sale					6
Reserve of exchange differences on translation [member]
Equity [Line Items]
Equity		1,866		€ 1,117	1,866	1,117	€ (58)								978
Reserve of cash flow hedges [member]
Equity [Line Items]
Equity		(2)		(25)	(2)	(25)	23								(24)
Reserve of gains and losses on financial assets measured at fair value through other comprehensive income [member]
Equity [Line Items]
Equity		€ (376)		€ (344)	€ (376)	€ (344)	€ (305)								€ (303)
Dividend distribution [Member] | Bottom of range [member]
Equity [Line Items]
Dividend payout ratio					40.00%
Dividend distribution [Member] | Top of range [member]
Equity [Line Items]
Dividend payout ratio					50.00%

[1]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V.